Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
Critical Accounting Estimates and Judgements

5.	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Many of the amounts included in the Consolidated Statements of Financial Position require management to make estimates and judgements. Accounting estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to accounting estimates are recognized in the period in which the estimates are revised.
Critical accounting estimates
The following is a list of the accounting estimates that the Company believes are critical, due to the degree of uncertainty regarding the estimates or assumptions involved and the magnitude of the asset, liabilities, revenue or expense being reported. Actual results may differ from these estimates.
Amortization
The Company makes estimates of the quantities of proven and probable mineral reserves of its mines and the portion of mineral resources expected to be ultimately converted to mineral reserves. The estimation of quantities of mineral reserves and mineral resources is complex, requiring significant subjective assumptions that arise from the evaluation of geological, geophysical, engineering and economic data for a given ore body. This data could change over time as a result of numerous factors, including new information gained from development activities, evolving production history and a reassessment of the viability of production under different economic conditions. The Company forecasts prices of commodities, exchange rates, production costs, discount rates, and recovery rates. These estimates may change the economic status of mineral reserves and may result in mineral reserves and mineral resources being revised.
The Company uses estimated proven and probable mineral reserves, and an estimate of mineral resources as the basis for amortizing certain mineral property, plant and equipment. The physical life of these assets, and related components, may differ from the Company’s estimate, which would impact amortization expense. Plant and equipment not depleted on a unit of production basis based on recoverable ounces are depleted on a straight-line basis. Changes to estimates of the useful life and residual value may be impacted by the Company's mine plans and rate of usage of these plant and equipment.
Inventory
The Company accounts for its ore stockpiles and in-process precious metals inventory using a process flow for applicable costs appropriate to the physical transformation of ore through the mining, crushing, leaching from heap leach operations, milling and gold recovery process. The Company estimates the expected ultimate recovery based on laboratory tests and ongoing analysis of leach pad kinetics in order to estimate the recoverable metals at the end of each accounting period. If the Company determines at any time that the ultimate recovery should be adjusted downward, then the Company will adjust the average carrying value of a unit of metal content in the in-process inventory and adjust upward on a prospective basis the unit cost of subsequent production. Should an upward adjustment in the average carrying value of a unit of metal result in the carrying value exceeding the realizable value of the metal, the Company would write down the carrying value to the realizable value.
Decommissioning liabilities
The Company makes estimates of the timing and amount of expenditures required to settle the Company’s decommissioning liabilities. The principal factors that can cause expected future expenditures to change are: the construction of new processing facilities; changes in the quantities of material in reserves and a corresponding change in the life of mine plan; changing ore characteristics that ultimately impact the environment; changes in water quality that impact the extent of water treatment required; and changes in laws and regulations governing the protection of the environment. In general, as the end of the mine life nears, the reliability of expected cash flows increases, but earlier in the mine life, the estimation of a decommissioning liability is inherently more subjective.
Critical accounting judgements
The following are critical judgements that management has made in the process of applying accounting policies that may have a significant impact on the amounts recognized in the consolidated financial statements.
Indicators of impairment and reversal of impairment
The Company considers both external and internal sources of information in assessing whether there are any indications that CGUs are impaired or reversal of impairment is needed. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and are expected to affect the recoverable amount of CGUs. Internal sources of information the Company considers include the manner in which mineral properties and plant and equipment are being used or are expected to be used and indications of changes in the economic performance of the assets. The primary external factors considered are changes in forecast metal prices, changes in laws and regulations and the Company's market capitalization relative to its net asset carrying amount. Primary internal factors considered are the Company's current mine performance against expectations, changes in mineral reserves and resources, life of mine plans and exploration results.